Condensed Consolidated Statements of Equity - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2021	$ 94,000,253	$ 2,513	$ 239,406,387	$ (148,188,138)	$ (655)	$ 91,220,107	$ 2,780,092
Balance, shares at Dec. 31, 2021	2,512,815	2,512,816
Issuance of common stock upon stock option exercise	$ (54)	$ 3	(57)			(54)
Issuance of common stock upon stock option exercise, shares	3,006	3,006
Issuance of common stock for legal settlement	$ 241,740	$ 3	241,737			241,740
Issuance of common stock for legal settlement, shares		3,000
Stock based compensation	27,949,257	$ 8	27,949,249			27,949,257
Stock based compensation, shares		8,224
Other comprehensive loss	4,277				4,277	4,277
Comprehensive income	(60,378,988)			(59,999,072)		(59,999,072)	(379,916)
Net loss
Balance at Dec. 31, 2022	$ 61,816,485	$ 2,527	267,597,370	(208,187,210)	3,622	59,416,309	2,400,176
Balance, shares at Dec. 31, 2022	2,527,045	2,527,045
Net loss	$ (3,328,077)			(3,260,437)		(3,260,437)	(67,640)
Balance at Mar. 31, 2023	58,732,662	$ 2,527	267,955,719	(211,447,647)	(110,473)	56,400,126	2,332,536
Balance, shares at Mar. 31, 2023		2,527,045
Stock based compensation	358,349		358,349			358,349
Stock based compensation, shares
Other comprehensive loss	(114,095)				(114,095)	(114,095)
Balance at Dec. 31, 2022	$ 61,816,485	$ 2,527	267,597,370	(208,187,210)	3,622	59,416,309	2,400,176
Balance, shares at Dec. 31, 2022	2,527,045	2,527,045
Stock based compensation	$ 2,093,549	$ 350	2,093,199			2,093,549
Stock based compensation, shares		350,000
Other comprehensive loss	(70,273)				(70,273)	(70,273)
Comprehensive income	(25,809,928)			(25,537,315)		(25,537,315)	(272,612)
Prior period adjustments made to accumulated deficit	(1,413,548)			(1,381,681)	(25,016)	(1,406,413)	(7,135)
Balance at Dec. 31, 2023	$ 36,616,002	$ 2,877	269,690,569	(235,106,206)	(91,667)	34,495,573	2,120,429
Balance, shares at Dec. 31, 2023	2,877,045	2,877,045
Balance at Mar. 31, 2023	$ 58,732,662	$ 2,527	267,955,719	(211,447,647)	(110,473)	56,400,126	2,332,536
Balance, shares at Mar. 31, 2023		2,527,045
Net loss	(4,290,314)			(4,218,088)		(4,218,088)	(72,226)
Balance at Jun. 30, 2023	54,766,441	$ 2,527	268,314,068	(215,665,735)	(144,729)	52,506,131	2,260,310
Balance, shares at Jun. 30, 2023		2,527,045
Stock based compensation	358,349		358,349			358,349
Stock based compensation, shares
Other comprehensive loss	(34,256)				(34,256)	(34,256)
Net loss	(3,434,872)			(3,362,646)		(3,362,646)	(72,226)
Balance at Sep. 30, 2023	51,655,662	$ 2,527	268,672,417	(219,028,381)	(178,985)	49,467,578	2,188,084
Balance, shares at Sep. 30, 2023		2,527,045
Stock based compensation	358,349		358,349			358,349
Stock based compensation, shares
Other comprehensive loss	(34,256)				(34,256)	(34,256)
Stock issued for acquisition of subsidiary	50					50
Stock issued for acquisition of subsidiary, shares		50,000
Balance at Dec. 31, 2023	$ 36,616,002	$ 2,877	269,690,569	(235,106,206)	(91,667)	34,495,573	2,120,429
Balance, shares at Dec. 31, 2023	2,877,045	2,877,045
Net loss	$ (5,708,979)			(5,665,244)		(5,665,244)	(43,735)
Balance at Mar. 31, 2024	34,577,820	$ 4,728	273,342,842	(240,771,450)	(74,994)	32,501,126	2,076,694
Balance, shares at Mar. 31, 2024		4,728,322
Stock based compensation	3,654,124	$ 1,851	3,652,273			3,654,124
Stock based compensation, shares		1,851,277
Other comprehensive loss	16,673				16,673	16,673
Balance at Dec. 31, 2023	$ 36,616,002	$ 2,877	269,690,569	(235,106,206)	(91,667)	34,495,573	2,120,429
Balance, shares at Dec. 31, 2023	2,877,045	2,877,045
Balance at Sep. 30, 2024	$ 27,674,053	$ 10,124	280,307,750	(254,879,047)	243,980	25,682,807	1,991,246
Balance, shares at Sep. 30, 2024		10,123,682
Conversion of Debt to Stock	523,767
Balance at Mar. 31, 2024	34,577,820	$ 4,728	273,342,842	(240,771,450)	(74,994)	32,501,126	2,076,694
Balance, shares at Mar. 31, 2024		4,728,322
Net loss	(6,208,171)			(6,163,547)		(6,163,547)	(44,624)
Balance at Jun. 30, 2024	32,594,467	$ 7,519	277,489,875	(246,934,997)	0	30,562,397	2,032,070
Balance, shares at Jun. 30, 2024		7,519,401
Stock based compensation	4,012,228	$ 2,686	4,009,542			4,012,228
Stock based compensation, shares		2,685,639
Conversion of Debt to Stock	137,596	$ 105	137,491			137,596
Conversion of Debt to Stock, shares		105,440
Other comprehensive loss	74,994				74,994	74,994
Net loss	(7,984,874)			(7,944,050)		(7,944,050)	(40,824)
Balance at Sep. 30, 2024	27,674,053	$ 10,124	280,307,750	(254,879,047)	243,980	25,682,807	1,991,246
Balance, shares at Sep. 30, 2024		10,123,682
Stock based compensation	2,261,930	$ 2,031	2,259,899			2,261,930
Stock based compensation, shares		2,030,514
Conversion of Debt to Stock	558,500	$ 524	557,976			558,500
Conversion of Debt to Stock, shares		523,767
Other comprehensive loss	243,980				$ 243,980	243,980
Stock issued for acquisition of subsidiary	$ 50	$ 50				$ 50
Stock issued for acquisition of subsidiary, shares		50,000